Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 472,318	$ 366,203
Quoted bonds	93,003	200,599
Cash	52,318	111,545
Other	406,785	269,648
Plan assets	1,024,424	947,995
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	472,318	366,203
Quoted bonds	93,003	200,599
Cash	52,230	111,454
Other	359,586	230,150
Plan assets	977,137	908,406
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	12,766	12,803
Plan assets	12,766	12,803
France
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	692	0
Plan assets	692	0
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	88	91
Other	33,741	26,695
Plan assets	$ 33,829	$ 26,786